Related Party Disclosures - Summary of Trading Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Launch
Disclosure of transactions between related parties [line items]
Amounts owed to related parties	$ 3,150,000	$ 0
Ocelot
Disclosure of transactions between related parties [line items]
Amounts owed to related parties	141,554,653	85,660,000
Launch Tx
Disclosure of transactions between related parties [line items]
Purchase of Service	2,700,000	900,000
Amounts owed to related parties		$ 900,000
Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Purchase of Service	0
Saama Technologies
Disclosure of transactions between related parties [line items]
Purchase of Service	342,762
Samma Technologies
Disclosure of transactions between related parties [line items]
Amounts owed to related parties	$ 24,238